[INVESTORS BANK & TRUST COMPANY LETTERHEAD]







May 3, 2001

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Touchstone Variable Series Trust (the "Trust")
     File Nos. 033-76566 and 811-08416


To Whom It May Concern:

     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certfication that the prospectus and statement of additional information for the Trust dated May 1, 2001, does not differ from that contained in Post-Effective Amendement No. 14 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on April 27, 2001.

     Please do not hesitate to contact the undersigned at (617) 937-7066 if you have any questions.

Yours truly,


/s/Lori V. Russell
Lori V. Russell, Esq.

L:\MFAdmin\TOUCHSTO\SECFIL\VARIABLE\497\497jMay01.doc